CASH AND CASH EQUIVALENTS (Details) $ in Thousands, $ in Thousands	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CAD ($)
CASH AND CASH EQUIVALENTS
Cash and cash equivalents	$ 106,296	$ 36,332		$ 59,924
Cash in bank balance	63,142	$ 10,158	$ 7,059
Short-term deposits	$ 32,996